RESTRUCTURING COST	12 Months Ended
Dec. 31, 2011
RESTRUCTURING COST [Abstract]
RESTRUCTURING COST
NOTE 10:-	RESTRUCTURING COST

During the fourth quarter of 2011, the Company initiated a restructuring plan to improve its operating efficiency at its various operating sites and to reduce its operating expenses for 2012. As a result of the restructuring plan the Company recognized an expense of $ 1,037 for employee contract termination costs on its statement of operations included at "Impairment of goodwill and restructuring costs" for the year ended December 31, 2011. As of December 31, 2011, $ 13 of restructuring expenses were paid in connection with the above restructuring plan. The Company anticipates that the remaining accrued restructuring balance of $ 1,024 will be paid out in cash through fiscal year 2012.